Total
Efficient Enhanced Multi-Asset Fund
SUMMARY SECTION
Investment Objective

The investment objective of the Efficient Enhanced Multi-Asset Fund (the “Fund”) is capital appreciation in both rising and falling equity markets. No assurance is made that the Fund will achieve its investment objective.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Efficient Enhanced Multi-Asset Fund		Efficient Enhanced Multi-Asset Fund - Class I Shares	Efficient Enhanced Multi-Asset Fund - Class A Shares
Management Fee		1.75%	1.75%
Distribution (12b-1) Fees		none	0.25%
Administrative Services Fees	[1],[2]	none	none
Other Operating Expenses	[1]	0.69%	0.69%
Total Annual Fund Operating Expenses		2.44%	2.69%
Fee Waiver and/or Expense Reimbursement	[3]	(0.49%)	(0.49%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.95%	2.20%
[1]	Other Expenses are estimated for the Fund’s initial fiscal year. The expenses of the Fund’s wholly-owned subsidiary will be consolidated with those of the Fund and are not presented as a separate expense.
[2]	The Board of Trustees of Unified Series Trust (the “Trust”), with respect to the Fund, has adopted an “Administrative Services Plan” that will allow the Fund to retaining various financial institutions to perform certain account administrative services with respect to beneficial owners of the Fund’s shares The payments shall be made as of the last business day of each month, and shall be calculated at an annual rate of up to 0.15% of the average value of the daily net assets of Class I of the Fund and up to 0.25% of the average value of the daily net assets of Class A of the Fund; provided, however, that such fees shall be waived and 0.00% charged by the Fund through September 30, 2025.
[3]	The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.95% of the Fund’s average daily net assets through at least September 30, 2025. This expense cap may not be terminated prior to this date except by the Board of Trustees upon sixty days’ written notice to the Adviser. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Efficient Enhanced Multi-Asset Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Efficient Enhanced Multi-Asset Fund - Class I Shares	198	714
Efficient Enhanced Multi-Asset Fund - Class A Shares	223	789

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells futures, securities and other investment instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Example above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

Efficient Capital Management®, LLC, the Fund’s investment adviser (the “Adviser”), pursues the Fund’s investment objective utilizing its Enhanced Multi-Asset Strategy, a tactical asset allocation strategy (the “Strategy”). The Strategy allocates Fund assets to various sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) each of which will execute a multi-asset risk parity investment strategy (“Risk Parity Investments”) and/or a managed futures trend-based investment strategy (“Trend Investments”). Each Sub-Adviser employs a specialized investment approach to execute its program for the Fund (each, a “Sub-Adviser Program”). The Strategy and its investments are summarized below and described in more detail under “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS.”

Efficient Enhanced Multi-Asset Strategy. The Strategy aims to achieve the Fund’s investment objective by making investments in various asset classes combining two distinct yet complementary investment strategies: risk parity and trend following. The Adviser believes, based on its research, that combining these two approaches may help to achieve superior risk-adjusted returns, minimize volatility and manage losses. Because the Strategy has the ability to hold both long and short investment instruments, and adjust those positions on a dynamic basis, the Strategy has the opportunity to profit in both rising and falling equity markets (although no guarantee is made that this will be the case).

Risk Parity Investments. The Risk Parity Investments are achieved by allocating Fund assets to one or more Sub-Advisers to execute their respective Sub-Adviser Program. Such Sub-Advisers seek to deliver exposure to a diversified set of global risk premia, investing across a global universe of equities, fixed income securities, currencies, and commodities, as well as derivatives linked to the preceding, including futures, swaps, forwards, and repurchase agreements. “Risk premia” is the return derived from an investment in excess of the expected return from a risk-free asset. In other words, risk premia is the compensation received by an investor for tolerating the higher risk of certain assets when compared to those with traditional exposures. Risk Parity Investments use a risk-aware approach to portfolio construction by taking into consideration each asset’s estimated risk when determining exposures. This means that lower-risk asset classes (such as bonds) will generally have higher capital allocations than higher-risk asset classes (such as equities). Risk estimates used in the portfolio construction process could include an asset’s estimated volatility and correlation, as well as other proprietary measures of risk and asset attractiveness. The Risk Parity Investments will generally be long market risk premia but exposures will dynamically adjust as risk estimates and views of attractiveness change. It is expected that these investments will seek to have smaller exposures in assets or asset classes that this systematic process deems to be unattractive on an outright basis or in combination with the other exposures in the Fund. Multi-asset long-only risk parity strategies generally do well when assets appreciate and generally struggle when asset prices fall. Risk allocation to each asset class and weight changes may have a significant impact on such strategies’ overall performance.

Trend Investments. The Trend Investments are achieved by allocating Fund assets to one or more Sub-Advisers to execute their respective Sub-Adviser Program. Each Sub-Adviser Program uses its own proprietary and quantitative model to identify price and volatility trends in various instruments and markets across varying time periods. This is known as “trend following.” Trend following is generally based on technical data such as share prices and trading volume, and less often, on fundamental information, such as a company’s financial statements or a market sector’s economic indicators. Typically, trend following programs are developed from analyzing historical data, and use this data to predict current market behavior. Trend following programs do not attempt to predict when a trend will begin or end but rather use technical indicators to initiate and liquidate positions in the markets which are generally in the direction of the trend. Trend following tends to do well when markets move in a sustained direction, whether positive or negative (i.e., when there are discernible market trends) and tends to struggle when markets are range bound (i.e., when there are no discernible market trends).

The investment instruments within a Sub-Adviser’s trend following program generally consist of a combination of futures, options, spot contracts, forwards and swaps, each of which may be linked to the following: (i) commodities; (ii) currencies; (iii) equity and volatility indices; (iv) fixed-income securities; and (v) over-the-counter foreign exchanges. Given the proprietary nature of the models and indicators used to identify trends, each Sub-Adviser Program may be comprised of a wide array of long and/or short positions in any of these instruments based on that Sub-Adviser’s systematic assessment of a trend, its likelihood of continuing, and estimate of an instrument’s risk.

The Strategy may give the Fund exposure to instruments of any credit quality, duration or maturity, including instruments that are unrated or are rated in the lowest credit rating categories (i.e., “junk” bonds, or securities considered below investment grade). The Fund may have exposure to equity securities of companies of any market capitalization. There is no percentage limit on the Fund’s exposure to below investment grade fixed instruments or to small less-liquid equity securities. The Fund’s securities exposure may be across an issuer’s capital structure, and may include equity and debt securities, and preferred, secured or unsecured securities. Exposure to these securities may be in the form of direct investments in the securities or through derivatives linked to such securities. Exposure may be to the securities of individual issuers or to indexes of multiple issuers.

The Fund has no geographic limits on where its investments may be located or where its assets may be exposed. This flexibility allows the Sub-Advisers to look for investments or gain exposure to asset classes and markets around the world, including less developed or emerging markets, that they believe will enhance the Fund’s ability to meet its objective.

Wholly-Owned Subsidiary. The Fund may invest up to 25% of its total assets (measured at the time of purchase) in the Efficient Enhanced Multi-Asset (Cayman) Fund, Ltd. (the “Subsidiary”). The Subsidiary is advised by the Adviser, sub-advised by certain Sub-Advisers, and has the same investment objective as the Fund. Unlike the Fund, however, the Subsidiary may invest to a greater extent in commodity-linked and volatility-linked derivative instruments. The Subsidiary’s investments in such instruments are subject to limits on leverage imposed by the Investment Company Act of 1940, as amended (the “1940 Act”), when viewed on a consolidated basis with the Fund. Additionally, the Subsidiary, when viewed on a consolidated basis with the Fund, complies with 1940 Act Sections 8 and 18 (regarding investment policies, capital structure and leverage), Section 15 (regarding investment advisory contracts) and Section 17 (regarding affiliated transactions and custody). The Fund’s investment in the Subsidiary is expected to provide the Fund with an effective means of obtaining exposure to the investment returns of global commodities markets and certain volatility indices within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities, in securities, or other assets other than the entities that are wholly-owned or majority owned by the Fund. The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act. The Adviser has been delegated the responsibility of being the “commodity pool operator” (“CPO”) for each fund entity, and the Adviser is registered as such with the U.S. Commodity Futures Trading Commission (“CFTC”). Each Sub-Adviser is registered as a commodity trading advisor (“CTA”) with the CFTC. As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary. Although not contemplated initially, the Fund may form additional subsidiaries of the Subsidiary as necessary to accommodate the trading of the Sub-Advisers.

Cash Management. Given the level of futures and derivatives trading and the leveraged nature of such instruments, the Fund is likely to have large cash balance surpluses to its margin requirements. Such assets will be invested in money market funds or allocated to the Fund’s cash manager to invest in a portfolio of short-term, liquid, interest-bearing securities. Columbia Management Investment Advisers, LLC, will serve as the Fund’s cash manager (the “Cash Manager”). The Cash Manager, a Sub-Adviser to the Fund, will invest the Fund assets allocated to it in

U.S. Government securities, such as treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, which includes its agencies and instrumentalities, which includes its agencies and instrumentalities such as the Government National Mortgage Association (“GNMA”), Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Federal Farm Credit Banks Funding Corporation (“FFCB”), Federal Home Loan Banks (“FHLB”) and SLM Corporation (“SLMA”). The Cash Manager buys and sells securities depending on forecasted liquidity needs of the Fund and economic conditions with the goal of maximizing yield, managing risk, and limiting price volatility.

Principal Risks
Performance
Performance information will be available after the Fund completes a full calendar year of operations.
Efficient Enhanced Multi-Asset Fund | All Risk [Member]

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.

Efficient Enhanced Multi-Asset Fund | Multi Manager Risk Conflicts [Member]
●	Multi-Manager Risk; Conflicts. The success of the Fund’s strategy depends on, among other things, the Adviser’s skill in selecting Sub-Advisers and the Sub-Advisers’ skill in executing their respective Sub-Adviser Program. A Sub-Adviser Program may be out of favor at any time. In addition, because the Sub-Advisers each make their trading decisions independently, it is possible that Sub-Advisers may purchase or sell the same security at the same time without aggregating their transactions. This may cause unnecessary brokerage and other expenses. Furthermore, the investment decisions of Sub-Advisers may not complement each other as expected by the Adviser, in which case the Fund’s performance could be adversely affected. Potential conflicts may arise in connection with the Adviser’s selection of the Sub-Advisers, given the Fund’s single management fee structure which is shared among the Adviser and the Sub-Advisers. Conflicts also may arise as a result of the Adviser’s and the Sub-Advisers’ differing economic interests in respect of their various respective other activities and their time and resources devoted to such other activities.

Efficient Enhanced Multi-Asset Fund | Forward And Futures Contracts Risk [Member]
●	Forward and Futures Contracts Risk. A decision as to whether, when, and how to use forward and futures contracts involves the exercise of skill and judgment and even a well-conceived forward or futures contract transaction may be unsuccessful because of market behavior or unexpected events. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s net asset value (“NAV”) and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) a Sub-Adviser’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Efficient Enhanced Multi-Asset Fund | Commodity And Currency Risk [Member]
●	Commodity and Currency Risk. Investments linked to commodities or currencies can be highly volatile compared to investments in traditional securities and may experience large losses. The value of instruments linked to commodities or currencies may be affected by market movements, commodity or currency benchmarks (as the case may be), volatility, changes in interest rates, or factors affecting a particular industry, commodity or currency. For example, commodities may be affected by numerous factors, including drought, floods, fires, weather, livestock disease, pipeline ruptures or spills, embargoes, tariffs and international, economic, political or regulatory developments.

Efficient Enhanced Multi-Asset Fund | Derivatives Risk [Member]
●	Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. The use of derivative instruments also exposes the Fund to additional risks and transaction costs.

Efficient Enhanced Multi-Asset Fund | Active Management Risk [Member]
●	Active Management Risk. The Fund is actively managed and may not meet its investment objective if the quantitative models and/or analyses fail to identify the direction or strength of market movements or based on the Adviser’s success or failure to implement investment strategies for the Fund. The Fund may invest in complex instruments, including futures, options, spot contracts, forwards, or swaps. Such instruments may create enhanced risks for the Fund, and the ability to control the Fund’s level of risk will depend on the Sub-Advisers’ skill in managing such instruments.

Efficient Enhanced Multi-Asset Fund | Below Investment Grade Securities Risk [Member]
●	Below Investment Grade Securities Risk. Although bonds rated below investment grade (also known as “junk” securities) generally pay higher rates of interest than investment grade bonds, bonds rated below investment grade are high risk, speculative investments that may cause income and principal losses for the Fund.

Efficient Enhanced Multi-Asset Fund | Cash And Cash Equivalents Risk [Member]
●	Cash and Cash Equivalents Risk. Holding cash or cash equivalents rather than securities or other instruments in which the Fund primarily invests, even strategically, may cause the Fund to risk losing opportunities to participate in market appreciation, and may cause the Fund to experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested. In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.

Efficient Enhanced Multi-Asset Fund | Credit Risk [Member]
●	Credit Risk. Credit risk refers to the possibility that the issuer of a security or the issuer of the reference asset of a derivative instrument will not be able to make principal and interest payments when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that the issuer will not default on its payment obligations or that bonds will not otherwise lose value.

Efficient Enhanced Multi-Asset Fund | Emerging Market Risk [Member]
●	Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies and less developed legal systems with fewer securities holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Efficient Enhanced Multi-Asset Fund | Equity Securities Risk [Member]
●	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Efficient Enhanced Multi-Asset Fund | Fixed Income Securities Risk [Member]
●	Fixed Income Securities Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned indirectly by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Fixed income securities also involve other risks such as credit risk, extension risk, and prepayment risk.

Efficient Enhanced Multi-Asset Fund | Foreign Investment Risk [Member]
●	Foreign Investment Risk. The Fund may invest in securities domiciled in countries outside the U.S. that may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S companies.

Efficient Enhanced Multi-Asset Fund | Foreign Currency Risk [Member]
●	Foreign Currency Risk. The Fund holds investments that provide exposure to non-U.S. currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and your investment in the Fund may experience losses.

Efficient Enhanced Multi-Asset Fund | Foreign Exchange Risk [Member]
●	Foreign Exchange Risk. Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws. Some derivatives held by the Fund may trade on foreign exchanges. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. In some of these foreign markets, performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In such markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Efficient Enhanced Multi-Asset Fund | Hedging Transactions Risk [Member]
●	Hedging Transactions Risk. A Sub-Adviser from time to time employs various hedging techniques. The success of the Fund’s hedging strategy will be subject to a Sub-Adviser’s ability to correctly assess the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged. Since the characteristics of many securities change as markets change or time passes, the success of the Fund’s hedging strategy will also be subject to a Sub-Adviser’s ability to continually recalculate, readjust, and execute hedges in an efficient and timely manner. For a variety of reasons, a Sub-Adviser may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs (such as trading commissions and fees).

Efficient Enhanced Multi-Asset Fund | High Portfolio Turnover Risk [Member]
●	High Portfolio Turnover Risk. The risk that when investing on a shorter-term basis, the Fund may as a result trade more frequently and incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Efficient Enhanced Multi-Asset Fund | Investment In Other Investment Companies Risk [Member]
●	Investment in Other Investment Companies Risk. As with other investments, investments in other investment companies, including exchange-traded funds (“ETFs”), are subject to market and manager risk. In addition, if the Fund acquires shares of investment companies, shareholders bear both their proportionate share of expenses in the Fund (including management and advisory fees) and, indirectly, the expenses of the investment companies. The Fund may invest in money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds that invest in U.S. government securities seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a stable net asset value money market mutual fund. Moreover, prime money market mutual funds are required to use floating net asset values that do not preserve the value of the Fund’s investment at $1.00 per share.

Efficient Enhanced Multi-Asset Fund | Market And Geopolitical Risk [Member]
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

Efficient Enhanced Multi-Asset Fund | Models And Data Risk [Member]
●	Models and Data Risk. The Fund’s investments are heavily dependent on proprietary analyses that include the Sub-Advisers’ use of quantitative models that may evolve over time as well as information and data supplied by third parties (“Models and Data”). Models and Data are used to construct sets of transactions and investments, to provide risk management insights, and to assist in hedging the Fund’s investments.

When Models and Data prove to be incorrect or incomplete, including because data is stale, missing or unavailable, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by a Sub-Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties or otherwise, the success of relying on such models may depend on the accuracy and reliability of the supplied historical data. The Fund bears the risk that the quantitative models used by a Sub-Adviser will not be successful in identifying trends or in determining the size and direction of investment positions that will enable the Fund to achieve its investment objective.

All models rely on correct data inputs. If incorrect data is entered into even a well-founded model, the resulting information will be incorrect. However, even if data is inputted correctly, “model prices” will often differ substantially from market prices, especially for instruments with complex characteristics, such as derivative instruments.

The Fund is unlikely to be successful unless the assumptions underlying the models are realistic and either remain realistic and relevant in the future or are adjusted to account for changes in the overall market environment. If such assumptions are inaccurate or become inaccurate and are not promptly adjusted, it is likely that profitable trading signals will not be generated, and major losses may result.

A Sub-Adviser, in its sole discretion, will continue to test, evaluate and add new models, which may result in the modification of existing models from time to time. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

Efficient Enhanced Multi-Asset Fund | New Fund Risk [Member]
●	New Fund Risk. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Efficient Enhanced Multi-Asset Fund | Options Risk [Member]
●	Options Risk. Buying and selling (writing) options are speculative activities and entail greater than ordinary investment risks. Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premiums) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. The Fund’s options also may fail to track the performance of their underlying reference asset, which may limit the effectiveness of the Fund’s strategy. The potential loss from written options can exceed the Fund’s initial investment in such options and could be unlimited.

Efficient Enhanced Multi-Asset Fund | Over The Counter Market Risk [Member]
●	Over-the-Counter Market Risk. Certain derivatives in which the Fund may invest may be traded (and privately negotiated) in over-the-counter (“OTC”) markets. While the OTC markets are the primary trading venue for many derivatives, such markets are largely unregulated. If a privately negotiated OTC contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses to the Fund. Securities traded in these markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in OTC transactions may include an undisclosed dealer markup. The Fund is also exposed to default by the OTC option writer who may be unwilling or unable to perform its contractual obligations to the Fund.

Efficient Enhanced Multi-Asset Fund | Quantitative Trading Strategies Risk [Member]
●	Quantitative Trading Strategies Risk. The Sub-Advisers may use quantitative methods to select investments. Securities or other investments selected using quantitative methods may perform differently from the market as a whole or from their expected performance for many reasons, including factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. Any errors or imperfections in quantitative analyses or models, or in the data on which they are based, could adversely affect the ability of a Sub-Adviser to use such analyses or models effectively, which in turn could adversely affect the Fund’s performance. There can be no assurance that these methodologies will help the Fund to achieve its investment objective.

Efficient Enhanced Multi-Asset Fund | Short Position Risk [Member]
●	Short Position Risk. The Fund may engage in short position derivative activities, which are significantly different from the investment activities commonly associated with long positions. In contrast to a long position, for which the risk of loss is typically limited to the amount invested, the potential loss on a short position is unlimited. Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

Efficient Enhanced Multi-Asset Fund | Swap Risk [Member]
●	Swap Risk.

○	Interest Rate Swaps. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Like a traditional investment in a debt security, the Fund could lose money by investing in an interest rate swap if interest rates change adversely. For example, if the Fund enters into a swap where it agrees to exchange a floating rate of interest for a fixed rate of interest, the Fund may have to pay more money than it receives. Similarly, if the Fund enters into a swap where it agrees to exchange a fixed rate of interest for a floating rate of interest, the Fund may receive less money than it has agreed to pay.

○	Total Return Swaps. Leverage inherent in derivatives such as total return swaps will tend to magnify the Fund’s losses if the price of the short positions rise or the price of the long positions fall.

○	Credit Default Swaps. Credit default swaps are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical credit default swaps, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

○	Options on Swaps (“Swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, it becomes obligated (if the option is exercised) according to the terms of the underlying agreement.

○	Interest Rate Caps. Interest rate caps entitle the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap.

○	Interest Rate Floors. Interest rate floors entitle the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor.

○	Interest Rate Collars. Interest rate collars combine a cap and a floor that are designed to preserve a certain return within a predetermined range of interest rates.

Efficient Enhanced Multi-Asset Fund | Taxation Risk [Member]
●	Taxation Risk. By investing in commodities and volatility-linked derivatives indirectly through the Subsidiary, the Fund will obtain exposure to these markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any gains received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

Efficient Enhanced Multi-Asset Fund | Trading Halt Risk [Member]
●	Trading Halt Risk. An exchange or market may close or impose a market trading halt or issue trading halts or restrictions on specific securities or financial instruments, which may prevent the Fund from buying or selling certain securities or financial instruments. In such events, the Fund may be unable to trade the securities or instruments and/or accurately price its investments, which may lead to substantial losses for the Fund.

Efficient Enhanced Multi-Asset Fund | U S Treasury And Agency Securities Risk [Member]
●	U.S. Treasury and Agency Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund’s share price or yield could fall.

Efficient Enhanced Multi-Asset Fund | Volatility Risk [Member]
●	Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Efficient Enhanced Multi-Asset Fund | Wholly Owned Subsidiary Risk [Member]
●	Wholly Owned Subsidiary Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this prospectus and could negatively affect the Fund and its shareholders. Thus, the Fund, as an investor in the Subsidiary, will not have all the protections offered to investors in registered investment companies.